Other Income, Net Of Losses (Other Income, Net Of Losses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Nonoperating Income (Expense) [Abstract]
Late charges and other administrative fees	$ 94	$ 83	$ 82
Remarketing fees	82	63	96
Mortgage processing fees and other mortgage income	81	475	236
Fair value adjustment on derivatives	24	(30)	(125)
Securitization income	23	45	199
Other, net	79	101	133
Total other income, net of losses	$ 383	$ 737	$ 621